UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31, 2015

Date of reporting period: NOVEMBER 1, 2014 – APRIL 30, 2015

                                     (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2015

AMG FQ Tax-Managed U.S. Equity Fund

Investor Class: MFQAX     |    Institutional Class: MFQTX

AMG FQ U.S. Equity Fund

Investor Class: FQUAX     |     Institutional Class: MEQFX

AMG FQ Global Alternatives Fund

Investor Class: MGAAX     |    Service Class: MGASX     |     Institutional Class: MGAIX

AMG FQ Global Risk-Balanced Fund

Investor Class: MMAVX     |    Service Class: MMASX     |     Institutional Class: MMAFX

www.amgfunds.com	SAR016-0415

AMG Funds

Semi-Annual Report—April 30, 2015 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG FQ Tax-Managed U.S. Equity Fund	5

AMG FQ U.S. Equity Fund	9

AMG FQ Global Alternatives Fund	13

AMG FQ Global Risk-Balanced Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	28
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	30
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	31
Detail of changes in assets for the past two fiscal periods

Financial Highlights	33
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	39

Notes to Financial Statements	40
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
Six Months Ended April 30, 2015	Ratio for the Period	Account Value 11/01/14	Account Value 4/30/15	Paid During the Period*
AMG FQ Tax-Managed U.S. Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.24%	$1,000	$1,055	$6.32
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,056	$5.05
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96
AMG FQ U.S. Equity Fund
Investor Class Shares
Based on Actual Fund Return	1.04%	$1,000	$1,019	$5.21
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,020	$3.96
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
AMG FQ Global Alternatives Fund
Investor Class Shares
Based on Actual Fund Return	1.86%	$1,000	$885	$8.69
Hypothetical (5% return before expenses)	1.86%	$1,000	$1,016	$9.30
Service Class Shares
Based on Actual Fund Return	1.58%	$1,000	$887	$7.39
Hypothetical (5% return before expenses)	1.58%	$1,000	$1,017	$7.90
Institutional Class Shares
Based on Actual Fund Return	1.44%	$1,000	$887	$6.74
Hypothetical (5% return before expenses)	1.44%	$1,000	$1,017	$7.20
AMG FQ Global Risk-Balanced Fund
Investor Class Shares
Based on Actual Fund Return	1.39%	$1,000	$1,046	$7.05
Hypothetical (5% return before expenses)	1.39%	$1,000	$1,018	$6.95
Service Class Shares
Based on Actual Fund Return	0.98%	$1,000	$1,048	$4.98
Hypothetical (5% return before expenses)	0.98%	$1,000	$1,020	$4.91
Institutional Class Shares
Based on Actual Fund Return	0.89%	$1,000	$1,048	$4.52
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended April 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2015.

Average Annual Total Returns[1]	Six Months†	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG FQ Tax-Managed U.S. Equity Fund[2,3]
Investor Class	5.49%	12.76%	15.68%	—	7.63%	03/01/06
Institutional Class	5.61%	13.05%	15.96%	9.49%	7.05%	12/18/00
Russell 3000® Index[4,7]	4.74%	12.74%	14.33%	8.66%	5.77%	12/18/00
Return After Tax on Distributions:[5]
Investor Class	5.44%	12.70%	15.63%	—	7.57%	03/01/06
Institutional Class	5.52%	12.95%	15.87%	9.40%	6.95%	12/18/00
Return After Tax on Distributions & Sale of Shares:[5]
Investor Class	3.15%	7.27%	12.68%	—	6.17%	03/01/06
Institutional Class	3.25%	7.47%	12.91%	7.82%	5.83%	12/18/00
AMG FQ U.S. Equity Fund[2,6]
Investor Class	1.90%	7.43%	12.78%	—	6.54%	03/01/06
Institutional Class	2.02%	7.76%	13.07%	8.13%	8.36%	08/14/92
Russell 3000® Index[4,7]	4.74%	12.74%	14.33%	8.66%	9.66%	08/14/92
AMG FQ Global Alternatives Fund[2,8,9,10,11,12,16]
Investor Class	(11.52)%	(11.52)%	(5.04)%	—	(1.57)%	03/30/06
Service Class*	(11.34)%	(11.23)%	(4.75)%	—	(4.07)%	01/01/10
Institutional Class*	(11.31)%	(11.09)%	(4.60)%	—	(3.95)%	01/01/10
Citigroup 1-month U.S Treasury Bill Index[7,13]	0.01%	0.02%	0.05%	1.31%	1.12%	03/30/06
AMG FQ Global Risk-Balanced Fund[2,8,9,11,14,15,16]
Investor Class*	4.64%	5.94%	6.48%	—	6.93%	01/01/10
Service Class*	4.80%	6.32%	6.88%	—	7.33%	01/01/10
Institutional Class	4.84%	6.43%	7.01%	4.53%	6.28%	11/18/88
AMG FQ Global Risk-Balanced Fund Composite Hedged Index[18]	5.60%	9.99%	7.43%	5.24%	5.96%	11/30/88
AMG FQ Global Risk-Balanced Fund Composite Unhedged Index[17,18]	2.00%	2.20%	7.19%	5.76%	6.85%	11/30/88

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Investor and Service Class shares commenced operations on January 1, 2010. Institutional Class shares for AMG FQ Global Alternatives Fund commenced operations on January 1, 2010.
†	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor. Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions. Also, the Fund may invest in derivatives; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[4]	The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents approximately 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment and does not incur expenses.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor. Also, the Fund may invest in derivatives; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[7]	Date reflects the inception date of the Fund, not the index.
[8]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[9]	The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is

Fund Performance (continued)

a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[10]	Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.
[11]	Because the Fund invests in exchange traded funds (ETFs) which incur their own costs, investing in them could result in a higher cost to the investor.

Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.

[12]	The Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
[13]	Performance for the Citigroup 1-month U.S. Treasury Bill Index reflects an inception date of March 31, 2006. The Citigroup 1-month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Unlike the Fund, the Citigroup 1-month U.S. Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.
[14]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.
[15]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.
[16]	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.
[17]	The Fund’s index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI World Index consists of 23 developed country indices. The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. Unlike the Fund, the Composite Index is unmanaged, is not available for investment, and does not incur fees. All MSCI data is provided ’as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[18]	The date reflects the closet available index date to the Fund’s inception date.

The Russell 3000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index
Information Technology	21.2%	19.3%
Health Care	14.5%	14.3%
Financials	14.5%	17.5%
Consumer Discretionary	11.0%	13.0%
Industrials	10.4%	11.1%
Consumer Staples	9.7%	8.4%
Energy	8.3%	7.7%
Materials	3.9%	3.6%
Utilities	2.5%	3.0%
Telecommunication Services	1.7%	2.1%
Other Assets and Liabilities	2.3%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.*	4.2%
Exxon Mobil Corp.*	2.2
Visa, Inc., Class A*	2.0
Berkshire Hathaway, Inc., Class B*	1.9
Alaska Air Group, Inc.*	1.9
MasterCard, Inc., Class A*	1.9
Microsoft Corp.	1.9
DIRECTV*	1.8
Schlumberger, Ltd.	1.7
Dillard’s, Inc., Class A	1.6

Top Ten as a Group	21.1%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 11.0%
Choice Hotels International, Inc.	2,600	$155,662
Comcast Corp., Class A	11,300	652,688
Dillard’s, Inc., Class A	8,900	1,171,151
DIRECTV*	14,800	1,342,434
Discovery Communications, Inc., Class A*,1	1,400	45,304
Discovery Communications, Inc., Class C*	1,400	42,322
Dollar General Corp.	8,400	610,764
Jack in the Box, Inc.	12,200	1,058,594
Lowe’s Cos., Inc.	7,000	482,020
Macy’s, Inc.	12,400	801,412
Marriott Vacations Worldwide Corp.	9,100	748,111
Thor Industries, Inc.	6,300	379,071
The TJX Cos., Inc.	11,600	748,664
Total Consumer Discretionary		8,238,197
Consumer Staples - 9.7%
Archer-Daniels-Midland Co.	12,800	625,664
Central Garden and Pet Co., Class A*	65,800	644,840
The Coca-Cola Co.	1,900	77,064
CVS Health Corp.	10,900	1,082,261
The Estee Lauder Cos., Inc., Class A	2,000	162,580
Monster Beverage Corp.*	6,400	877,504
National Beverage Corp.*	3,200	71,520
PepsiCo, Inc.	1,000	95,120
Pilgrim’s Pride Corp.[1]	35,800	884,260
The Procter & Gamble Co.	6,800	540,668
Sanderson Farms, Inc.[1]	9,100	683,592
Tyson Foods, Inc., Class A	10,100	398,950
Wal-Mart Stores, Inc.	14,300	1,116,115
Total Consumer Staples		7,260,138
Energy - 8.3%
Cameron International Corp.*	17,600	964,832
Chevron Corp.	6,600	732,996
Exxon Mobil Corp.	18,900	1,651,293
FMC Technologies, Inc.*	10,200	449,820
Marathon Petroleum Corp.	4,700	463,279
Phillips 66	4,600	364,826
Schlumberger, Ltd.	13,100	1,239,391
Valero Energy Corp.	6,500	369,850
Total Energy		6,236,287

	Shares	Value
Financials - 14.5%
American Express Co.	7,900	$611,855
American Financial Group, Inc.	1,800	113,760
American International Group, Inc.	4,900	275,821
American Tower Corp., REIT	800	75,624
Arch Capital Group, Ltd.*	11,700	709,956
Bank of America Corp.	13,700	218,241
Berkshire Hathaway, Inc., Class A*	1	213,400
Berkshire Hathaway, Inc., Class B*	10,287	1,452,627
The Chubb Corp.	2,200	216,370
Citigroup, Inc.	3,600	191,952
Discover Financial Services	10,500	608,685
Everest Re Group, Ltd.	2,200	393,602
FelCor Lodging Trust, Inc., REIT	7,300	81,103
Franklin Resources, Inc.	1,800	92,808
GAMCO Investors, Inc., Class A	6,700	517,977
Intercontinental Exchange, Inc.	600	134,718
Jones Lang LaSalle, Inc.	4,100	680,846
JPMorgan Chase & Co.	4,600	290,996
KeyCorp	25,800	372,810
Morgan Stanley	1,100	41,041
OFG Bancorp	6,400	90,176
PrivateBancorp, Inc.	15,300	567,171
Pzena Investment Management, Inc., Class A	7,000	64,400
SunTrust Banks, Inc.	10,300	427,450
The Travelers Cos., Inc.	7,000	707,770
Voya Financial, Inc.	16,800	711,312
Wells Fargo & Co.	4,100	225,910
WR Berkley Corp.	14,800	725,052
Total Financials		10,813,433
Health Care - 14.5%
Alexion Pharmaceuticals, Inc.*	3,500	592,305
Alliance HealthCare Services, Inc.*	1,900	40,413
Amgen, Inc.	6,300	994,833
Anika Therapeutics, Inc.*	9,800	334,376
Atrion Corp.	251	81,538
Becton, Dickinson and Co.	862	121,430
Biogen, Inc.*	2,430	908,650
Cambrex Corp.*	14,400	554,256
Depomed, Inc.*	3,400	79,084

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 14.5% (continued)
Edwards Lifesciences Corp.*	2,200	$278,630
The Ensign Group, Inc.	9,600	404,256
Express Scripts Holding Co.*	3,800	328,320
Gilead Sciences, Inc.*	4,500	452,295
Greatbatch, Inc.*	2,300	124,016
Humana, Inc.	1,800	298,080
Johnson & Johnson	11,300	1,120,960
Lannett Co., Inc.*	8,900	511,750
McKesson Corp.	1,200	268,080
Mettler-Toledo International, Inc.*	1,100	348,711
Natus Medical, Inc.*	18,900	712,719
Pfizer, Inc.	5,200	176,436
SurModics, Inc.*	10,800	272,376
UnitedHealth Group, Inc.	10,100	1,125,140
Universal Health Services, Inc., Class B	6,200	725,090
Total Health Care		10,853,744
Industrials - 10.4%
Alaska Air Group, Inc.	22,400	1,434,944
AMERCO	1,400	450,856
Argan, Inc.	1,800	58,158
Cubic Corp.	3,700	183,446
Delta Air Lines, Inc.	20,650	921,816
Deluxe Corp.	1,300	84,175
FedEx Corp.	700	118,699
General Dynamics Corp.	5,900	810,188
General Electric Co.	17,300	468,484
Huntington Ingalls Industries, Inc.	6,300	829,017
Northrop Grumman Corp.	1,800	277,272
Southwest Airlines Co.	4,500	182,520
Teledyne Technologies, Inc.*	4,700	493,359
UniFirst Corp.	4,000	452,920
Union Pacific Corp.	7,600	807,348
USA Truck, Inc.*	1,600	39,296
VSE Corp.	2,600	184,964
Total Industrials		7,797,462
Information Technology - 21.2%
Advanced Energy Industries, Inc.*	2,700	66,042
Apple, Inc.	25,241	3,158,911
Benchmark Electronics, Inc.*	17,000	400,010

	Shares	Value
Cabot Microelectronics Corp.*	5,200	$245,960
DTS, Inc.*	1,600	57,360
EchoStar Corp.*	900	45,000
Electronic Arts, Inc.*	11,600	673,844
EMC Corp.	4,300	115,713
F5 Networks, Inc.*	6,000	732,120
Google, Inc., Class A*	301	165,180
Google, Inc., Class C*	302	162,183
Hewlett-Packard Co.	25,300	834,141
International Business Machines Corp.	3,600	616,644
MasterCard, Inc., Class A	15,580	1,405,472
Microsoft Corp.	28,700	1,395,968
Oracle Corp.	24,900	1,086,138
PC Connection, Inc.	6,900	167,601
Pericom Semiconductor Corp.	18,500	231,620
Progress Software Corp.*	27,400	723,360
Skyworks Solutions, Inc.	10,400	959,400
Tessera Technologies, Inc.	2,500	90,275
Texas Instruments, Inc.	16,500	894,465
Visa, Inc., Class A	22,400	1,479,520
Western Digital Corp.	900	87,966
Xerox Corp.	5,900	67,850
Total Information Technology		15,862,743
Materials - 3.9%
Celanese Corp., Series A	12,700	842,772
Graphic Packaging Holding Co.	25,300	356,730
KapStone Paper and Packaging Corp.	2,100	58,695
LyondellBasell Industries N.V., Class A	8,100	838,512
The Sherwin-Williams Co.	1,100	305,800
Westlake Chemical Corp.	6,200	483,476
Total Materials		2,885,985
Telecommunication Services - 1.7%
AT&T, Inc.	14,100	488,424
Cincinnati Bell, Inc.*	24,000	82,320
T-Mobile US, Inc.*	1,850	62,974
Verizon Communications, Inc.	13,000	655,720
Total Telecommunication Services		1,289,438
Utilities - 2.5%
American Electric Power Co., Inc.	4,500	255,915

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 2.5% (continued)
American Water Works Co, Inc.	11,600	$632,432
Ormat Technologies, Inc.	3,600	131,724
Public Service Enterprise Group, Inc.	19,700	818,338
Total Utilities		1,838,409
Total Common Stocks (cost $50,963,987)		73,075,836

	Principal Amount
Short-Term Investments - 3.5%
Repurchase Agreements - 1.6%[2]
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
Nomura Securities International, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $222,633 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/15 - 03/20/65, totaling $227,085)	$222,632	$222,632
Total Repurchase Agreements		1,222,632

	Shares
Other Investment Companies - 1.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	1,428,016	1,428,016
Total Short-Term Investments (cost $2,650,648)		2,650,648
Total Investments - 101.2% (cost $53,614,635)		75,726,484
Other Assets, less Liabilities - (1.2)%		(923,893)
Net Assets - 100.0%		$74,802,591

The accompanying notes are an integral part of these financial statements.

AMG FQ U.S. Equity Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

	AMG FQ U.S.	Russell 3000®
Sector	Equity Fund**	Index
Information Technology	18.2%	19.3%
Financials	17.5%	17.5%
Health Care	16.1%	14.3%
Consumer Discretionary	11.3%	13.0%
Consumer Staples	9.9%	8.4%
Industrials	9.0%	11.1%
Energy	7.2%	7.7%
Materials	5.0%	3.6%
Utilities	2.5%	3.0%
Telecommunication Services	2.2%	2.1%
Purchased Options	0.7%	0.0%
Other Assets and Liabilities	0.4%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Apple, Inc.*	4.4%
Berkshire Hathaway, Inc., Class B*	2.2
Johnson & Johnson*	2.1
Microsoft Corp.*	1.7
JPMorgan Chase & Co.	1.7
Schlumberger, Ltd.	1.6
Comcast Corp., Class A	1.6
AT&T, Inc.*	1.6
UnitedHealth Group, Inc.	1.6
CVS Health Corp.	1.6

Top Ten as a Group	20.1%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 11.3%
Choice Hotels International, Inc.	7,600	$455,012
Comcast Corp., Class A4	21,100	1,218,736
DIRECTV*	1,100	99,776
Dollar General Corp.	11,400	828,894
Foot Locker, Inc.	14,100	838,245
The Gap, Inc.	21,000	832,440
The Interpublic Group of Cos., Inc.	23,200	483,488
Kohl’s Corp.	3,800	272,270
L Brands, Inc.	9,800	875,728
Lear Corp.	5,500	610,665
Macy’s, Inc.	13,100	846,653
Starbucks Corp.	21,700	1,075,886
Total Consumer Discretionary		8,437,793
Consumer Staples - 9.9%
Altria Group, Inc.	9,400	470,470
Brown-Forman Corp., Class B	450	40,604
Bunge, Ltd.	700	60,459
Cal-Maine Foods, Inc.[1]	1,900	84,949
Central Garden and Pet Co., Class A*	12,000	117,600
Church & Dwight Co., Inc.	8,700	706,179
The Clorox Co.	400	42,440
Coca-Cola Enterprises, Inc.	6,500	288,665
Costco Wholesale Corp.	900	128,745
CVS Health Corp.	12,000	1,191,480
The Estee Lauder Cos., Inc., Class A	5,400	438,966
The Kroger Co.	900	62,019
Monster Beverage Corp.*	500	68,555
PepsiCo, Inc.[4]	12,500	1,189,000
Pilgrim’s Pride Corp.[1]	34,700	857,090
The Procter & Gamble Co.[4]	6,900	548,619
Wal-Mart Stores, Inc.[4]	13,300	1,038,065
WD-40 Co.	600	48,576
Total Consumer Staples		7,382,481
Energy - 7.2%
Cameron International Corp.*	15,300	838,746
Exxon Mobil Corp.	6,100	532,957
Helix Energy Solutions Group, Inc.*	37,800	622,944
Marathon Petroleum Corp.[4]	9,200	906,844
Phillips 66	800	63,448

	Shares	Value
Schlumberger, Ltd.	12,900	$1,220,469
Tesoro Corp.	1,900	163,077
Valero Energy Corp.[4]	17,200	978,680
Total Energy		5,327,165
Financials - 17.5%
1st Source Corp.	1,900	59,128
Aflac, Inc.	3,700	233,248
The Allstate Corp.	7,900	550,314
American Express Co.[4]	8,400	650,580
Ameriprise Financial, Inc.	500	62,640
Apartment Investment & Management Co.,
Class A	4,500	169,785
Apollo Commercial Real Estate Finance, Inc.	4,000	68,360
Arch Capital Group, Ltd.*	1,100	66,748
Bank of America Corp.[4]	70,100	1,116,693
The Bank of New York Mellon Corp.	1,700	71,978
Berkshire Hathaway, Inc., Class B*,4	11,300	1,595,673
CBL & Associates Properties, Inc.	28,000	504,280
CBRE Group, Inc., Class A*	10,600	406,404
Everest Re Group, Ltd.	1,300	232,583
Franklin Resources, Inc.	6,200	319,672
GAMCO Investors, Inc., Class A	3,500	270,585
Host Hotels & Resorts, Inc.	2,900	58,406
Jones Lang LaSalle, Inc.	5,000	830,300
JPMorgan Chase & Co.[4]	19,400	1,227,244
LaSalle Hotel Properties	1,600	58,704
Lazard, Ltd., Class A	8,300	440,149
McGraw Hill Financial, Inc.	1,000	104,300
Morgan Stanley	1,900	70,889
OFG Bancorp	5,600	78,904
Paramount Group, Inc.	3,300	60,456
Post Properties, Inc.	1,100	62,887
Potlatch Corp.	3,700	136,567
PrivateBancorp, Inc.	1,900	70,433
The Progressive Corp.	2,600	69,316
Public Storage	300	56,373
SEI Investments Co.	1,700	77,622
Simon Property Group, Inc.	3,400	617,066
SunTrust Banks, Inc.	3,000	124,500
Taubman Centers, Inc.	800	57,608
The Travelers Cos., Inc.	8,100	818,991

The accompanying notes are an integral part of these financial statements.

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.5% (continued)
Voya Financial, Inc.	18,600	$787,524
Waddell & Reed Financial, Inc., Class A	1,600	78,912
Wells Fargo & Co.[4]	13,200	727,320
Total Financials		12,993,142
Health Care - 16.1%
Alliance HealthCare Services, Inc.*	3,300	70,191
Amgen, Inc.	4,700	742,177
Biogen, Inc.*	2,100	785,253
Celgene Corp.*	800	86,448
Chemed Corp.	2,100	242,025
Edwards Lifesciences Corp.*	900	113,985
Express Scripts Holding Co.*	11,900	1,028,160
Gilead Sciences, Inc.*	11,700	1,175,967
Greatbatch, Inc.*	4,800	258,816
Johnson & Johnson[4]	15,700	1,557,440
Medivation, Inc.*	3,500	422,590
Merck & Co., Inc.[4]	15,300	911,268
Mettler-Toledo International, Inc.*	2,600	824,226
Natus Medical, Inc.*	2,300	86,733
PAREXEL International Corp.*	700	44,502
Pfizer, Inc.	3,900	132,327
SciClone Pharmaceuticals, Inc.*	9,000	73,530
St. Jude Medical, Inc.	12,500	875,625
Supernus Pharmaceuticals, Inc.*	8,500	108,800
UnitedHealth Group, Inc.[4]	10,900	1,214,260
Universal Health Services, Inc., Class B	7,500	877,125
Waters Corp.*	500	62,595
Zimmer Holdings, Inc.	2,200	241,648
Total Health Care		11,935,691
Industrials - 9.0%
3M Co.[4]	6,500	1,016,535
Alaska Air Group, Inc.	7,600	486,856
C.H. Robinson Worldwide, Inc.[1]	1,900	122,341
Cintas Corp.	800	63,960
Cummins, Inc.	700	96,782
Ennis, Inc.	5,100	78,438
Expeditors International of Washington, Inc.	1,600	73,328
FedEx Corp.[4]	5,800	983,506
Flowserve Corp.	1,400	81,942

	Shares	Value
General Dynamics Corp.	6,400	$878,848
Huntington Ingalls Industries, Inc.	6,100	802,699
Northrop Grumman Corp.	5,400	831,816
Roper Technologies, Inc.	1,500	252,255
Southwest Airlines Co.	20,400	827,424
United Parcel Service, Inc., Class B	600	60,318
WABCO Holdings, Inc.*	500	62,225
Total Industrials		6,719,273
Information Technology - 18.2%
Apple, Inc.[4]	26,207	3,279,806
Corning, Inc.	37,300	780,689
eBay, Inc.*	1,000	58,260
EchoStar Corp.*	3,100	155,000
Electronic Arts, Inc.*	13,500	784,215
F5 Networks, Inc.*	6,900	841,938
Google, Inc., Class A*,4	882	484,015
Google, Inc., Class C*,4	383	205,827
Intel Corp.[4]	31,400	1,022,070
Jabil Circuit, Inc.	35,400	797,208
Marchex, Inc., Class B	14,500	61,625
Microsoft Corp.[4]	25,500	1,240,320
Oracle Corp.[4]	11,100	484,182
Plantronics, Inc.	700	37,289
Polycom, Inc.*	59,400	775,170
Progress Software Corp.*	15,100	398,640
Tessera Technologies, Inc.	4,500	162,495
Texas Instruments, Inc.[4]	18,100	981,201
TTM Technologies, Inc.*	21,100	197,285
Visa, Inc., Class A	10,800	713,340
Xerox Corp.	7,700	88,550
Total Information Technology		13,549,125
Materials - 5.0%
Ball Corp.[1]	11,300	829,533
Domtar Corp.	18,500	799,570
The Dow Chemical Co.	1,800	91,800
International Paper Co.	2,200	118,184
LyondellBasell Industries N.V., Class A	9,900	1,024,848
Monsanto Co.	500	56,980
PPG Industries, Inc.	300	66,468
Schweitzer-Mauduit International, Inc.	14,400	636,624

The accompanying notes are an integral part of these financial statements.

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.0% (continued)
The Sherwin-Williams Co.	200	$55,600
Total Materials		3,679,607
Telecommunication Services - 2.2%
AT&T, Inc.[4]	35,100	1,215,864
CenturyLink, Inc.	11,600	417,136
Total Telecommunication Services		1,633,000
Utilities - 2.5%
AES Corp.	5,000	66,250
American Electric Power Co., Inc.	14,600	830,302
American Water Works Co, Inc.	1,200	65,424
IDACORP, Inc.	1,000	60,330
Public Service Enterprise Group, Inc.	20,000	830,800
Total Utilities		1,853,106
Total Common Stocks (cost $68,108,055)		73,510,383

	Number of Contracts
Purchased Options - 0.7%
S&P 500 Puts, 1,775 Strike Price, Expiration 06/19/15	87	21,315
S&P 500 Puts, 1,875 Strike Price, Expiration 06/19/15	60	33,000
S&P 500 Puts, 1,900 Strike Price, Expiration 07/17/15	102	149,634
S&P 500 Puts, 1,920 Strike Price, Expiration 07/17/15	5	9,100
S&P 500 Puts, 1,925 Strike Price, Expiration 08/21/15	91	266,175
S&P 500 Puts, 1,960 Strike Price, Expiration 05/15/15	13	2,925
Total Purchased Options (cost $950,287)		482,149

	Principal Amount	Value
Short-Term Investments - 2.3%
Repurchase Agreements - 1.2%[2]
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $901,860 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $919,893)	$901,856	$901,856

	Shares
Other Investment Companies - 1.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	839,148	839,148
Total Short-Term Investments (cost $1,741,004)		1,741,004
Total Investments - 101.9% (cost $70,799,346)		75,733,536
Other Assets, less Liabilities - (1.9)%		(1,382,367)
Net Assets - 100.0%		$74,351,169

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Exchange Traded Funds - 26.6%
SPDR S&P 500 ETF Trust (cost $3,401,959)	28,733	$5,991,405

	Principal Amount
U.S. Government Obligations - 63.0%
U.S. Treasury Bills,
0.067%, 06/04/15[5,6]	$3,580,000	3,579,982
0.066%, 05/28/15[5,6]	10,625,000	10,625,043
Total U.S. Government Obligations (cost $14,204,234)		14,205,025
Short-Term Investments - 9.0%
Repurchase Agreements - 0.0%#
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $18 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $18)	18	18

	Shares
Other Investment Companies - 9.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	2,036,583	2,036,583
Total Short-Term Investments (cost $2,036,601)		2,036,601
Total Investments - 98.6% (cost $19,642,794)		22,233,031
Other Assets, less Liabilities - 1.4%		325,838
Net Assets - 100.0%		$22,558,869

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Exchange Traded Funds - 55.6%
iShares Barclays TIPS Bond Fund[4]	103,627	$11,850,784
iShares iBoxx $ High Yield Corporate Bond Fund[4]	155,976	14,192,256
iShares iBoxx $ Investment Grade Corporate Bond	38,460	4,612,892
Jefferies TR/J CRB Global Commodity Equity Index Fund	35,110	1,411,067
Market Vectors Gold Miners	66,165	1,330,578
Market Vectors RVE Hard Assets Producers[1]	38,977	1,373,160
Materials Select Sector SPDR Fund	27,782	1,400,768
SPDR DB International Government Inflation-Protected Bond	45,420	2,584,398
Vanguard REIT[1,4]	55,525	4,407,575
Total Exchange Traded Funds (cost $43,125,071)		43,163,478

	Notes
Exchange Traded Notes - 11.1%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]	41,786	1,445,796
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37[1]	23,322	785,252
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36[1]	66,814	832,502
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38	156,821	785,673
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	65,203	1,508,145
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22	515,517	3,232,292
Total Exchange Traded Notes (cost $10,740,917)		8,589,660

	Number of Contracts
Purchased Options - 0.6%
EURO STOXX 50 Puts, 2,700 Strike Price, Expiration 06/19/15	105	3,065
EURO STOXX 50 Puts, 3,150 Strike Price, Expiration 09/18/15	12	8,448
EURO STOXX 50 Puts, 3,175 Strike Price, Expiration 06/19/15	5	1,230
EURO STOXX 50 Puts, 3,200 Strike Price, Expiration 05/15/15	18	566
EURO STOXX 50 Puts, 3,200 Strike Price, Expiration 09/18/15	62	50,124
EURO STOXX 50 Puts, 3,250 Strike Price, Expiration 06/19/15	3	1,038
EURO STOXX 50 Puts, 3,250 Strike Price, Expiration 09/18/15	15	13,878
EURO STOXX 50 Puts, 3,325 Strike Price, Expiration 05/15/15	69	6,818
EURO STOXX 50 Puts, 3,400 Strike Price, Expiration 05/15/15	22	4,150
S&P 500 Puts, 1,875 Strike Price, Expiration 06/19/15	62	34,100
S&P 500 Puts, 1,900 Strike Price, Expiration 07/17/15	77	112,959
S&P 500 Puts, 1,920 Strike Price, Expiration 06/19/15	23	19,780
S&P 500 Puts, 1,920 Strike Price, Expiration 07/17/15	10	18,200
S&P 500 Puts, 1,920 Strike Price, Expiration 08/21/15	26	65,910
S&P 500 Puts, 1,925 Strike Price, Expiration 08/21/15	50	146,250

The accompanying notes are an integral part of these financial statements.

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (continued)

	Number of Contracts	Value
S&P 500 Puts, 1,930 Strike Price, Expiration 05/15/15	9	$1,125
Total Purchased Options (cost $787,956)		487,641

	Principal Amount
U.S. Government Obligations - 11.6%
U.S. Treasury Bills, 0.066%, 05/28/15[4,5,6] (cost $8,999,544)	$9,000,000	$9,000,054
Short-Term Investments - 25.0%
Repurchase Agreements - 2.9%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $266,635 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 05/15/15 - 03/20/65, totaling $271,967)	266,634	266,634
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/15 - 03/20/65, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,266,634

	Shares
Other Investment Companies - 22.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	12,038,370	12,038,370
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	5,146,832	5,146,832
Total Other Investment Companies		17,185,202
Total Short-Term Investments (cost $19,451,836)		19,451,836
Total Investments - 103.9% (cost $83,105,324)		80,692,669
Other Assets, less Liabilities - (3.9)%		(3,041,138)
Net Assets - 100.0%		$77,651,531

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$53,614,863	$22,569,126	$(457,505)	$22,111,621
AMG FQ U.S. Equity Fund	70,850,006	7,409,238	(2,525,708)	4,883,530
AMG FQ Global Alternatives Fund	19,642,794	2,590,237	—	2,590,237
AMG FQ Global Risk-Balanced Fund	84,275,654	1,144,427	(4,727,412)	(3,582,985)

#	Rounds to less than 0.1%.
*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$1,209,867	1.6%
AMG FQ U.S. Equity Fund	893,718	1.2%
AMG FQ Global Risk-Balanced Fund	2,222,011	2.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the April 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for options written.
[5]	Represents effective yield at the time of purchase.
[6]	Some or all of these securities were held as collateral for futures contracts as of April 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Alternatives Fund	$14,205,025	63.0%
AMG FQ Global Risk-Balanced Fund	9,000,054	11.6%

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$73,075,836	—	—	$73,075,836
Short-Term Investments
Repurchase Agreements	—	$1,222,632	—	1,222,632
Other Investment Companies	1,428,016	—	—	1,428,016

Total Investments in Securities	$74,503,852	$1,222,632	—	$75,726,484

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$73,510,383	—	—	$73,510,383
Purchased Options	215,974	$266,175	—	482,149
Short-Term Investments
Repurchase Agreements	—	901,856	—	901,856
Other Investment Companies	839,148	—	—	839,148

Total Investments in Securities	$74,565,505	$1,168,031	—	$75,733,536

Financial Derivative Instruments-Assets††
Equity Contracts	$4,686	—	—	$4,686

Financial Derivative Instruments-Liabilities††
Equity Contracts	(482,848)	—	—	(482,848)

Total Financial Derivative Instruments	$(478,162)	—	—	$(478,162)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†††	$5,991,405	—	—	$5,991,405
U.S. Government Obligations††††	—	$14,205,025	—	14,205,025
Short-Term Investments
Repurchase Agreements	—	18	—	18
Other Investment Companies	2,036,583	—	—	2,036,583

Total Investments in Securities	$8,027,988	$14,205,043	—	$22,233,031

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$8,021,019	—	$8,021,019
Equity Contracts	$42,857	—	—	42,857
Interest Rate Contracts	177,750	—	—	177,750

	220,607	8,021,019	—	8,241,626

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(10,136,507)	—	(10,136,507)
Equity Contracts	(308,868)	—	—	(308,868)
Interest Rate Contracts	(981)	—	—	(981)

	(309,849)	(10,136,507)	—	(10,446,356)

Total Financial Derivative Instruments	$(89,242)	$(2,115,488)	—	$(2,204,730)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$43,163,478	—	—	$43,163,478
Exchange Traded Notes†††	8,589,660	—	—	8,589,660
U.S. Government Obligations††††	—	$9,000,054	—	9,000,054
Purchased Options	341,391	146,250	—	487,641
Short-Term Investments
Repurchase Agreements	—	2,266,634	—	2,266,634
Other Investment Companies	17,185,202	—	—	17,185,202

Total Investments in Securities	$69,279,731	$11,412,938	—	$80,692,669

Financial Derivative Instruments-Assets††
Equity Contracts	$1,229,013	—	—	$1,229,013

Financial Derivative Instruments-Liabilities††
Equity Contracts	(843,195)	—	—	(843,195)
Interest Rate Contracts	(678,266)	—	—	(678,266)

	(1,521,461)	—	—	(1,521,461)

Total Financial Derivative Instruments	$(292,448)	—	—	$(292,448)

†	For a detailed break-out of the common stocks by major industry classification, please refer to the respective Funds’ Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, written options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Funds’ Schedule of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the respective Funds’ Schedule of Portfolio Investments.

As of April 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following schedule shows the fair value of derivative instruments at April 30, 2015:

		Asset Derivatives		Liability Derivatives
	Derivatives not accounted	Statement of Assets and		Statement of Assets and
Fund	for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
AMG FQ U.S. Equity Fund
	Equity contracts	Options purchased[2]	$482,149	Options written	$482,848
	Equity contracts	Receivable for variation margin*,1	4,686	Payable for variation margin*,1	—

		Totals	$486,835		$482,848

		Asset Derivatives		Liability Derivatives
	Derivatives not accounted	Statement of Assets and		Statement of Assets and
Fund	for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
AMG FQ Global Alternatives Fund
	Equity contracts	Receivable for variation margin*,1	$42,857	Payable for variation margin*,1	$308,868
	Interest rate contracts*	Receivable for variation margin*,1	177,750	Payable for variation margin*,1	981
	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	8,021,219	Unrealized depreciation of foreign currency contracts	10,136,507

		Totals	$8,241,826		$10,446,356

		Asset Derivatives		Liability Derivatives
	Derivatives not accounted	Statement of Assets and		Statement of Assets and
Fund	for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Options purchased[2]	$487,641	Options Written	$468,910
	Equity contracts	Receivable for variation margin*,1	1,229,013	Payable for variation margin*,1	374,285
	Interest rate contracts	Receivable for variation margin*,1	—	Payable for variation margin*,1	678,266

		Totals	$1,716,654		$1,521,461

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

For the six months ended April 30, 2015, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain (loss) and unrealized gain (loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
	Derivatives not accounted	Statement of Operations	Realized	Statement of Operations	Change in Unrealized
Fund	for as hedging instruments	Location	Gain/(Loss)	Location	Gain/(Loss)
AMG FQ U.S. Equity Fund
	Equity contracts	Net realized loss on options purchased[2]	$(1,507,807)	Net change in unrealized appreciation- (depreciation) options purchased[2]	$63,007
	Equity contracts	Net realized gain on options written[2]	355,667	Net change in unrealized appreciation- (depreciation) options written	839,139
	Equity contracts	Net realized gain on futures contracts	5,909	Net change in unrealized appreciation- (depreciation) of futures contracts	2,272

		Totals	$(1,146,231)		$904,418

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
	Derivatives not accounted	Statement of Operations	Realized	Statement of Operations	Change in Unrealized
Fund	for as hedging instruments	Location	Gain/(Loss)	Location	Gain/(Loss)
AMG FQ Global Alternatives Fund
	Equity contracts	Net realized gain on futures contracts	$849,952	Net change in unrealized appreciation- (depreciation) of futures contracts	$85,269
	Interest rate contracts	Net realized loss on futures contracts	(1,412,513)	Net change in unrealized appreciation- (depreciation) of futures contracts	364,899
	Foreign exchange contracts	Net realized loss on foreign currency transactions	(4,097,005)	Net change in unrealized appreciation- (depreciation) of foreign currency translations	(2,261,559)

		Totals	$(4,659,566)		$(1,811,391)

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
	Derivatives not accounted	Statement of Operations	Realized	Statement of Operations	Change in Unrealized
Fund	for as hedging instruments	Location	Gain/(Loss)	Location	Gain/(Loss)
AMG FQ Global Risk-Balanced Fund
	Equity contracts	Net realized loss on options purchased[2]	$(1,874,641)	Net change in unrealized appreciation- (depreciation) options purchased[2]	$391,506
	Equity contracts	Net realized gain on options written[2]	166,227	Net change in unrealized appreciation- (depreciation) options written	479,677
	Equity contracts	Net realized gain on futures contracts	2,479,736	Net change in unrealized appreciation- (depreciation) of futures contracts	1,146,613
	Interest rate contracts	Net realized gain on futures contracts	2,747,667	Net change in unrealized appreciation- (depreciation) of futures contracts	(1,131,083)

		Totals	$3,518,989		$886,713

*	Includes only the April 30, 2015 futures variation margin. Prior futures variation margin movements have been settled in cash on the Statement of Assets and Liabilities upon receipt or payment.
[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Options purchased are included in Investments at value on the Statement of Assets and Liabilities. Net realized gain (loss) on options purchased/written and net change in unrealized appreciation (depreciation) on options purchased are included in the net realized gain (loss) on investments on the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

At April 30, 2015, the following Funds had open written options:

(See Note 10 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund - Written Option Contracts

			Number of		Unrealized
Description	Strike Price	Expiration Date	Contracts	Premium	Gain/(Loss)
S&P 500 Index (Call)	2,170	06/19/15	60	$59,910	$31,710
S&P 500 Index (Call)	2,175	06/19/15	87	119,929	84,259
S&P 500 Index (Call)	2,185	05/15/15	13	6,481	6,247
S&P 500 Index (Call)	2,190	07/17/15	5	3,992	142
S&P 500 Index (Call)	2,200	07/17/15	102	81,447	30,447
S&P 500 Index (Call)	2,240	08/21/15	91	77,214	35,354
S&P 500 Index (Put)	1,675	06/19/15	87	226,069	214,759
S&P 500 Index (Put)	1,800	06/19/15	60	98,010	80,610
S&P 500 Index (Put)	1,825	07/17/15	102	142,647	42,687
S&P 500 Index (Put)	1,850	08/21/15	91	131,814	(54,645)
S&P 500 Index (Put)	1,850	07/17/15	5	6,993	1,193
S&P 500 Index (Put)	1,890	05/15/15	13	7,780	6,675

			Totals	$962,286	$479,438

AMG FQ Global Risk-Balanced Fund - Written Option Contracts

			Number of		Unrealized
Description	Strike Price	Expiration Date	Contracts	Premium	Gain/(Loss)
EURO STOXX 50 (Call)	3,825	06/19/15	5	$1,220	$(88)
EURO STOXX 50 (Call)	3,900	05/15/15	89	16,582	15,183
EURO STOXX 50 (Call)	3,925	05/15/15	22	3,543	3,321
EURO STOXX 50 (Call)	3,925	06/19/15	3	539	205
EURO STOXX 50 (Call)	3,950	06/19/15	9	2,127	1,339
EURO STOXX 50 (Call)	3,975	06/19/15	96	22,794	16,111
EURO STOXX 50 (Call)	4,000	09/18/15	24	6,418	(1,801)
EURO STOXX 50 (Call)	4,100	09/18/15	32	9,334	3,118
EURO STOXX 50 (Call)	4,150	09/18/15	57	14,934	6,806
EURO STOXX 50 (Put)	2,550	06/19/15	105	57,533	55,882
EURO STOXX 50 (Put)	2,800	09/18/15	24	9,131	2,879

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

			Number of		Unrealized
Description	Strike Price	Expiration Date	Contracts	Premium	Gain/(Loss)
EURO STOXX 50 (Put)	2,950	09/18/15	12	$4,449	$(361)
EURO STOXX 50 (Put)	3,000	06/19/15	5	1,477	932
EURO STOXX 50 (Put)	3,000	09/18/15	38	17,081	(456)
EURO STOXX 50 (Put)	3,050	05/15/15	20	3,675	3,495
EURO STOXX 50 (Put)	3,050	06/19/15	3	461	47
EURO STOXX 50 (Put)	3,050	09/18/15	15	7,037	(946)
EURO STOXX 50 (Put)	3,175	05/15/15	67	11,949	10,294
EURO STOXX 50 (Put)	3,250	05/15/15	22	3,519	2,407
S&P 500 Index (Call)	2,170	06/19/15	62	61,671	32,531
S&P 500 Index (Call)	2,190	07/17/15	61	57,080	10,110
S&P 500 Index (Call)	2,200	05/15/15	9	7,631	7,541
S&P 500 Index (Call)	2,200	07/17/15	26	18,145	5,145
S&P 500 Index (Call)	2,230	06/19/15	23	21,801	20,306
S&P 500 Index (Call)	2,240	08/21/15	55	42,584	17,284
S&P 500 Index (Call)	2,250	08/21/15	21	14,657	7,727
S&P 500 Index (Put)	1,800	06/19/15	62	99,999	82,019
S&P 500 Index (Put)	1,825	06/19/15	23	34,451	25,251
S&P 500 Index (Put)	1,825	07/17/15	77	110,221	34,761
S&P 500 Index (Put)	1,850	05/15/15	9	8,081	7,496
S&P 500 Index (Put)	1,850	07/17/15	10	13,979	2,379
S&P 500 Index (Put)	1,850	08/21/15	76	113,150	(42,574)

			Totals	$797,253	$328,343

Transactions in written put and call options for the six months ended April 30, 2015, were as follows:

(See Note 10 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund

	Number of	Amount of
	Contracts	Premiums
Options outstanding at October 31, 2014	684	$694,579
Options written	1,566	2,019,221
Options exercised/expired/closed	(1,534)	(1,751,514)

Options outstanding at April 30, 2015	716	$962,286

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund

	Number of	Amount of
	Contracts	Premiums
Options outstanding at October 31, 2014	1,420	$939,802
Options written	3,187	2,168,578
Options exercised/expired/closed	(3,445)	(2,311,127)

Options outstanding at April 30, 2015	1,162	$797,253

All futures contracts are exchange traded unless otherwise noted. At April 30, 2015, the following Funds had open futures contracts:

(See Note 9 in the Notes to Financial Statements.)

AMG FQ U.S. Equity Fund—Futures Contracts

			Expiration	Unrealized
Type	Number of Contracts	Position	Date	gain
S&P 500 E-Mini Index	2	Long	06/19/15	$4,686

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Alternative Fund - Futures Contracts

				Expiration	Unrealized
Type	Currency	Number of Contracts	Position	Date	Gain/(Loss)
10-Year U.S. Treasury Note	USD	66	Long	06/30/15	$35,007
Amsterdam Index	EUR	1	Long	05/15/15	(4,134)
Australia 10-Year Bond	AUD	33	Short	06/16/15	50,108
Australian SPI 200 Index	AUD	4	Long	06/19/15	(15,010)
CAC40 Index	EUR	21	Long	05/18/15	(37,153)
Canadian 10-Year Bond	CAD	22	Short	06/30/15	54,087
DAX Index	EUR	11	Long	06/19/15	(172,432)
Euro-Bund 10-Year	EUR	30	Short	06/10/15	11,527
FTSE 100 Index	GBP	18	Short	06/22/15	29,707
FTSE/MIB Index	EUR	11	Long	06/19/15	(54,793)
Hang Seng Index	HKD	10	Short	05/29/15	2,677
IBEX 35 Index	EUR	7	Long	05/18/15	(24,810)
Japanese 10-Year Bond	JPY	2	Short	06/10/15	(981)
S&P 500 E-Mini Index	USD	69	Short	06/19/15	8,321
S&P/TSX 60 Index	CAD	1	Short	06/19/15	2,152
TOPIX Index	JPY	14	Long	06/12/15	(536)
U.K. 10-Year Gilt	GBP	7	Short	06/30/15	27,021

				Total	$(89,242)

AMG FQ Global Risk-Balanced Fund - Futures Contracts

				Expiration	Unrealized
Type	Currency	Number of Contracts	Position	Date	Gain/(Loss)
Amsterdam Index	EUR	20	Long	05/15/15	$(73,836)
Australia 10-Year Bond	AUD	75	Long	06/16/15	(120,979)
Australian SPI 200 Index	AUD	35	Long	06/19/15	(57,594)
CAC40 Index	EUR	36	Long	05/18/15	(63,609)
Canadian 10-Year Bond	CAD	67	Long	06/30/15	(133,095)
DAX Index	EUR	6	Long	06/19/15	(117,235)
E-Mini MSCI Index	USD	165	Long	06/19/15	828,028
FTSE 100 Index	GBP	26	Long	06/22/15	68,603
FTSE/MIB Index	EUR	16	Long	06/19/15	27,645

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

				Expiration	Unrealized
Type	Currency	Number of Contracts	Position	Date	Gain/(Loss)
Hang Seng Index	HKD	11	Long	05/29/15	$(2,871)
IBEX 35 Index	EUR	16	Long	05/18/15	(59,140)
Russell 2000 E-Mini Index	USD	75	Long	06/19/15	46,043
S&P 500 E-Mini Index	USD	33	Long	06/19/15	77,327
S&P/TSX 60 Index	CAD	23	Long	06/19/15	67,389
TOPIX Index	JPY	22	Long	06/12/15	113,978
U.K. 10-Year Gilt	GBP	86	Long	06/30/15	(242,529)
U.S. Treasury Long Bond	USD	61	Long	06/30/15	(181,663)

				Total	$176,462

At April 30, 2015, the following Fund had foreign currency contracts (in U.S. Dollars):

(See Note 8 in the Notes to Financial Statements.)

AMG FQ Global Alternatives Fund—Foreign Currency

						Unrealized
				Receivable		Gain/
Foreign Currency	Position	Settlement Date	Counterparty	Amount	Payable Amount	(Loss)
Australian Dollar	Long	06/17/15	GS	$27,653,010	$26,622,523	$1,030,489
Australian Dollar	Long	06/17/15	MS	5,531,627	5,375,438	156,188
British Pound	Long	06/17/15	GS	2,632,248	2,564,001	68,247
British Pound	Long	06/17/15	MS	7,635,113	7,470,486	164,626
Canadian Dollar	Long	06/17/15	GS	5,922,072	5,765,535	156,537
Canadian Dollar	Long	06/17/15	MS	9,374,665	9,049,148	325,514
Euro	Long	06/17/15	GS	21,663,974	20,754,315	909,660
Euro	Long	06/17/15	MS	14,144,827	13,582,232	562,594
Japanese Yen	Long	06/17/15	GS	8,327,669	8,199,769	127,900
Japanese Yen	Long	06/17/15	MS	21,170,198	21,070,043	100,156
New Zealand Dollar	Long	06/17/15	GS	5,050,051	4,936,967	113,083
New Zealand Dollar	Long	06/17/15	MS	51,148,598	50,176,050	972,548
Norwegian Krone	Long	06/17/15	GS	14,498,741	13,591,178	907,561
Norwegian Krone	Long	06/17/15	MS	14,631,063	13,615,267	1,015,795
Singapore Dollar	Long	06/17/15	GS	1,609,734	1,559,146	50,588
Singapore Dollar	Long	06/17/15	MS	19,040,690	18,413,661	627,028
Swedish Krona	Long	06/17/15	GS	6,170,293	5,994,027	176,265

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

						Unrealized
				Receivable		Gain/
Foreign Currency	Position	Settlement Date	Counterparty	Amount	Payable Amount	(Loss)
Swedish Krona	Long	06/17/15	MS	$10,747,168	$10,405,792	$341,376
Swiss Franc	Long	06/17/15	GS	3,642,315	3,427,451	214,864
Australian Dollar	Short	06/17/15	GS	1,934,763	1,991,480	(56,717)
Australian Dollar	Short	06/17/15	MS	18,047,213	18,465,781	(418,567)
British Pound	Short	06/17/15	GS	5,577,859	5,682,939	(105,079)
British Pound	Short	06/17/15	MS	12,004,551	12,402,364	(397,814)
Canadian Dollar	Short	06/17/15	GS	8,977,351	9,248,025	(270,674)
Canadian Dollar	Short	06/17/15	MS	6,433,592	6,708,531	(274,939)
Euro	Short	06/17/15	GS	8,162,094	8,497,307	(335,213)
Euro	Short	06/17/15	MS	29,158,831	30,654,013	(1,495,182)
Japanese Yen	Short	06/17/15	GS	2,470,815	2,481,199	(10,382)
Japanese Yen	Short	06/17/15	MS	14,065,672	14,110,980	(45,308)
New Zealand Dollar	Short	06/17/15	GS	60,367,764	63,490,876	(3,123,112)
New Zealand Dollar	Short	06/17/15	MS	2,148,333	2,183,218	(34,884)
Norwegian Krone	Short	06/17/15	GS	1,311,119	1,320,459	(9,339)
Norwegian Krone	Short	06/17/15	MS	18,429,663	19,414,599	(984,935)
Singapore Dollar	Short	06/17/15	GS	28,812,898	30,301,328	(1,488,430)
Singapore Dollar	Short	06/17/15	MS	3,120,856	3,245,897	(125,041)
Swedish Krona	Short	06/17/15	GS	19,685,085	20,257,780	(572,696)
Swedish Krona	Short	06/17/15	MS	6,664,901	6,801,528	(136,624)
Swiss Franc	Short	06/17/15	MS	3,390,744	3,642,315	(251,571)

			Totals	$501,358,160	$503,473,648	$(2,115,488)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound

COUNTERPARTY ABBREVIATIONS:

MS:	Morgan Stanley
GS:	Goldman Sachs Group, Inc.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2015

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Alternatives Fund	AMG FQ Global Risk-Balanced Fund
Assets:
Investments at value* (including securities on loan valued at $1,209,867, $893,718, $0, and $2,222,011, respectively)	$75,726,484	$75,733,536	$22,233,031	$80,692,669
Cash collateral for financial derivative instruments	—	77,000	2,700,000	—
Receivable for Fund shares sold	330,798	6,718	10,166	18,276
Dividends, interest and other receivables	45,162	50,496	546	25,748
Receivable for variation margin on futures contracts	—	—	152,564	17,995
Receivable for investments sold	—	—	—	305,644
Receivable from affiliate	1,638	—	21,383	7,454
Unrealized appreciation on forward foreign currency contracts	—	—	8,021,019	—
Prepaid expenses	19,959	16,957	21,337	23,245
Total assets	76,124,041	75,884,707	33,160,046	81,091,031
Liabilities:
Payable upon return of securities loaned	1,222,632	901,856	—	2,266,634
Payable for Fund shares repurchased	21,113	75,647	311,970	22,939
Written options (premiums received $0, $962,286, $0 and $797,253, respectively)	—	482,848	—	468,910
Payable for variation margin on futures contracts	—	2,010	60,408	597,691
Unrealized depreciation on forward foreign currency contracts	—	—	10,136,507	—
Payable to affiliate	—	1,911	—	—
Accrued expenses:
Investment advisory and management fees	52,513	21,648	39,719	38,827
Shareholder servicing fees - Investor Class	—	—	1,787	511
Shareholder servicing fees - Service Class	—	—	1,658	171
Administrative fees	—	15,463	5,841	16,178
Distribution fees - Investor Class	3,519	6,448	2,234	511
Trustees fees and expenses	156	254	501	512
Other	21,517	25,453	40,552	26,616
Total liabilities	1,321,450	1,533,538	10,601,177	3,439,500
Net Assets	$74,802,591	$74,351,169	$22,558,869	$77,651,531
* Investments at cost	$53,614,635	$70,799,346	$19,642,794	$83,105,324

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Alternatives Fund	AMG FQ Global Risk-Balanced Fund
Net Assets Represent:
Paid-in capital	$64,751,862	$62,683,282	$26,801,223	$87,779,743
Undistributed (accumulated) net investment income (loss)	241,225	23,446	(740,785)	241,437
Accumulated net realized gain (loss) from investments, options, futures and foreign currency transactions	(12,302,345)	6,226,127	(3,885,457)	(8,470,404)
Net unrealized appreciation (depreciation) of investments, options, futures and foreign currency translations	22,111,849	5,418,314	383,888	(1,899,245)
Net Assets	$74,802,591	$74,351,169	$22,558,869	$77,651,531
Investor Class:
Net Assets	$17,614,772	$31,041,085	$9,977,133	$2,426,339
Shares outstanding	709,622	1,779,892	1,479,584	171,546
Net asset value, offering and redemption price per share	$24.82	$17.44	$6.74	$14.14
Service Class:
Net Assets	n/a	n/a	$8,725,589	$2,344,374
Shares outstanding	n/a	n/a	1,289,325	164,923
Net asset value, offering and redemption price per share	n/a	n/a	$6.77	$14.21
Institutional Class:
Net Assets	$57,187,819	$43,310,084	$3,856,147	$72,880,818
Shares outstanding	2,306,499	2,485,170	567,898	5,116,225
Net asset value, offering and redemption price per share	$24.79	$17.43	$6.79	$14.25

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended April 30, 2015

	AMG FQ Tax-Managed U.S. Equity Fund	AMG FQ U.S. Equity Fund	AMG FQ Global Alternatives Fund	AMG FQ Global Risk-Balanced Fund
Investment Income:
Dividend income	$684,402 [1]	$787,945 [2]	$103,862	$740,709
Interest income	—	—	15,518	2,662
Securities lending income	13,296	6,457	492	23,987
Foreign withholding tax	(126)	—	—	—
Total investment income	697,572	794,402	119,872	767,358
Expenses:
Investment advisory and management fees	301,679	121,420	409,620	228,955
Administrative fees	—	86,729	60,239	95,398
Distribution fees - Investor Class	18,822	33,886	15,873	2,757
Shareholder servicing fees - Investor Class	—	—	10,796	2,757
Shareholder servicing fees - Service Class	—	—	20,903	1,079
Professional fees	14,511	14,664	17,728	17,764
Registration fees	11,083	10,891	14,198	13,916
Transfer agent	9,953	12,730	6,178	7,735
Reports to shareholders	7,808	6,638	15,653	7,886
Custodian	4,373	5,480	2,554	3,510
Trustees fees and expenses	1,584	1,676	1,296	1,731
Miscellaneous	1,052	1,105	1,603	1,602
Expense repayments	3,979	12,882	—	—
Total expenses before offsets	374,844	308,101	576,641	385,090
Expense waiver	—	—	—	(1,531)
Expense reimbursements	(4,655)	(142)	(182,081)	(38,849)
Net expenses	370,189	307,959	394,560	344,710
Net investment income (loss)	327,383	486,443	(274,688)	422,648
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,006,004	5,756,158	5,019,700	(3,095,852)
Net realized gain (loss) on futures contracts	—	5,909	(562,561)	5,227,403
Net realized gain (loss) on foreign currency transactions	—	—	(4,129,445)	197,082
Net realized gain on written options	—	355,667	—	166,227
Net change in unrealized appreciation (depreciation) of investments	1,441,744	(6,160,163)	(4,555,869)	233,524
Net change in unrealized appreciation (depreciation) of futures contracts	—	2,272	450,168	15,530
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(2,259,837)	8,073
Net change in unrealized appreciation (depreciation) on written options	—	839,139	—	479,677
Net realized and unrealized gain (loss)	3,447,748	798,982	(6,037,844)	3,231,664
Net increase (decrease) in net assets resulting from operations	$3,775,131	$1,285,425	$(6,312,532)	$3,654,312

[1]	Includes non-recurring dividends of $228,176.
[2]	Includes non-recurring dividends of $182,500.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2015 (unaudited) and the fiscal years ended October 31, 2014

	AMG FQ Tax-Managed U.S. Equity Fund		AMG FQ U.S. Equity Fund
	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$327,383	$204,056	$486,443	$670,053
Net realized gain on investments, options and futures	2,006,004	4,366,025	6,117,734	7,816,759
Net change in unrealized appreciation (depreciation) of investments, options and futures	1,441,744	4,758,305	(5,318,752)	(62,611)
Net increase in net assets resulting from operations	3,775,131	9,328,386	1,285,425	8,424,201
Distributions to Shareholders:
From net investment income:
Investor Class	(33,326)	(8,882)	(130,278)	(184,111)
Institutional Class	(210,340)	(145,414)	(339,866)	(457,090)
Total distributions to shareholders	(243,666)	(154,296)	(470,144)	(641,201)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	8,044,637	4,520,547	5,969,268	(1,279,198)
Total increase in net assets	11,576,102	13,694,637	6,784,549	6,503,802
Net Assets:
Beginning of period	63,226,489	49,531,852	67,566,620	61,062,818
End of period	$74,802,591	$63,226,489	$74,351,169	$67,566,620
End of period undistributed net investment income	$241,225	$157,508	$23,446	$7,147

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2015 (unaudited) and the fiscal years ended October 31, 2014

	AMG FQ Global		AMG FQ Global
	Alternatives Fund		Risk-Balanced Fund
	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(274,688)	$(1,055,613)	$422,648	$1,465,320
Net realized gain on investments, futures, options and foreign currency transactions	327,694	404,214	2,494,860	7,350,130
Net change in unrealized appreciation (depreciation) of investments, futures, options and foreign currency translations	(6,365,538)	(1,295,832)	736,804	(4,233,300)
Net increase (decrease) in net assets resulting from operations	(6,312,532)	(1,947,231)	3,654,312	4,582,150
Distributions to Shareholders:
From net investment income:
Investor Class	—	(3,442,996)	(48,688)	—
Service Class	—	(2,525,748)	(73,547)	—
Institutional Class	—	(1,557,194)	(2,216,938)	—
From net realized gain on investments:
Investor Class	(859,276)	—	—	—
Service Class	(2,197,867)	—	—	—
Institutional Class	(529,846)	—	—	—
Total distributions to shareholders	(3,586,989)	(7,525,938)	(2,339,173)	—
Capital Share Transactions:[1]
Net decrease from capital share transactions	(31,931,795)	(44,975,030)	(1,866,126)	(26,162,709)
Total decrease in net assets	(41,831,316)	(54,448,199)	(550,987)	(21,580,559)
Net Assets:
Beginning of period	64,390,185	118,838,384	78,202,518	99,783,077
End of period	$22,558,869	$64,390,185	$77,651,531	$78,202,518
End of period undistributed (accumulated) net investment income (loss)	$(740,785)	$(466,097)	$241,437	$2,157,962

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended April 30, 2015	For the fiscal years ended October 31,
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.58	$20.02	$15.37	$13.63	$12.47	$10.01
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.09 [16]	0.03	0.06 [4]	0.05 [6]	(0.01)	0.02
Net realized and unrealized gain on investments	1.20	3.55	4.71	1.69	1.18	2.44
Total income from investment operations	1.29	3.58	4.77	1.74	1.17	2.46
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.02)	(0.12)	—	(0.01)	—
Net Asset Value, End of Period	$24.82	$23.58	$20.02	$15.37	$13.63	$12.47
Total Return[2]	5.49%[13]	17.91%	31.31%	12.77%	9.40%	24.58%
Ratio of net expenses to average net assets (with offsets/reductions)	1.24%[14]	1.24%	1.26%[5]	1.24%	1.24%	1.24%
Ratio of expenses to average net assets (with offsets)	1.24%[14]	1.24%	1.26%[5]	1.24%	1.24%	1.24%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.26%[14]	1.29%	1.35%[5]	1.39%	1.36%	1.44%
Ratio of net investment income (loss) to average net assets[2]	0.72%[14]	0.13%	0.35%[5]	0.35%	(0.07)%	0.22%
Portfolio turnover	27%[13]	45%	49%	36%	40%	81%
Net assets at end of period (000’s omitted)	$17,615	$12,541	$6,324	$3,026	$3,049	$4,116

	For the six months ended April 30, 2015	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.56	$19.99	$15.33	$13.58	$12.43	$9.98
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.12 [16]	0.09	0.11 [4]	0.09 [6]	0.02	0.05
Net realized and unrealized gain on investments	1.20	3.54	4.70	1.67	1.19	2.43
Total income from investment operations	1.32	3.63	4.81	1.76	1.21	2.48
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.06)	(0.15)	(0.01)	(0.06)	(0.03)
Net Asset Value, End of Period	$24.79	$23.56	$19.99	$15.33	$13.58	$12.43
Total Return[2]	5.61%[7,13]	18.22%[7]	31.65%[7]	13.00%	9.70%	24.92%
Ratio of net expenses to average net assets (with offsets/reductions)	0.99%[14]	0.99%	1.01%[5]	0.99%	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	0.99%[14]	0.99%	1.01%[5]	0.99%	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.00%[14]	1.04%	1.10%[5]	1.14%	1.11%	1.19%
Ratio of net investment income to average net assets[2]	0.98%[14]	0.40%	0.62%[5]	0.60%	0.18%	0.45%
Portfolio turnover	27%[13]	45%	49%	36%	40%	81%
Net assets at end of period (000’s omitted)	$57,188	$50,686	$43,207	$36,884	$35,741	$39,420

AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,
Investor Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.20	$15.23	$12.29	$11.30	$10.29	$8.93
Income (Loss) from Investment Operations:
Net investment income[2]	0.11 [1,16]	0.14 [1]	0.19 [1,4]	0.22 [1]	0.09 [1]	0.10
Net realized and unrealized gain on investments	0.22	1.95	2.94	1.07	1.01	1.37
Total income from investment operations	0.33	2.09	3.13	1.29	1.10	1.47
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.12)	(0.19)	(0.30)	(0.09)	(0.11)
Net Asset Value, End of Period	$17.44	$17.20	$15.23	$12.29	$11.30	$10.29
Total Return[2]	1.90%[13]	13.76%	25.66%	11.50%	10.72%	16.57%
Ratio of net expenses to average net assets (with offsets/reductions)	1.04%[14]	1.04%	1.06%[8]	1.04%	1.04%[9]	1.04%
Ratio of expenses to average net assets (with offsets)	1.04%[14]	1.04%	1.06%[8]	1.04%	1.04%[9]	1.04%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.04%[14]	1.05%	1.10%[8]	1.15%	1.13%[9]	1.15%
Ratio of net investment income to average net assets[2]	1.26%[14]	0.88%	1.37%[8]	1.84%	0.83%[9]	0.98%
Portfolio turnover	77%[13]	87%	91%	132%	138%	117%
Net assets at end of period (000’s omitted)	$31,041	$25,931	$23,103	$12,764	$12,966	$18,755

	For the six months ended April 30, 2015	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.22	$15.27	$12.34	$11.38	$10.35	$8.99
Income (Loss) from Investment Operations:
Net investment income[2]	0.13 [1,16]	0.18 [1]	0.24 [1,4]	0.25 [1]	0.12 [1]	0.13
Net realized and unrealized gain on investments	0.22	1.96	2.93	1.07	1.03	1.37
Total income from investment operations	0.35	2.14	3.17	1.32	1.15	1.50
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.19)	(0.24)	(0.36)	(0.12)	(0.14)
Net Asset Value, End of Period	$17.43	$17.22	$15.27	$12.34	$11.38	$10.35
Total Return[2]	2.02%[13]	14.05%	26.00%	11.78%	11.12%	16.75%
Ratio of net expenses to average net assets (with offsets/reductions)	0.79%[14]	0.79%	0.81%[8]	0.79%	0.79%[9]	0.79%
Ratio of expenses to average net assets (with offsets)	0.79%[14]	0.79%	0.81%[8]	0.79%	0.79%[9]	0.79%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.79%[14]	0.80%	0.85%[8]	0.90%	0.88%[9]	0.90%
Ratio of net investment income to average net assets[2]	1.51%[14]	1.13%	1.73%[8]	2.09%	1.08%[9]	1.22%
Portfolio turnover	77%[13]	87%	91%	132%	138%	117%
Net assets at end of period (000’s omitted)	$43,310	$41,636	$37,960	$34,231	$33,250	$32,309

AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,
Investor Class	(unaudited)	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.14	$8.90		$9.17	$9.30	$10.24	$9.96
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.05)	(0.11)		(0.12)	(0.12)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.84)	(0.07)		— #	(0.01)	(0.80)	0.42
Total income (loss) from investment operations	(0.89)	(0.18)		(0.12)	(0.13)	(0.94)	0.28
Less Distributions to Shareholders from:
Net investment income	—	(0.58)[10]		(0.15)[10]	—	—	—
Net realized gain on investments	(0.51)	—		—	—	—	—
Total distributions to shareholders	(0.51)	(0.58)		(0.15)	—	—	—
Net Asset Value, End of Period	$6.74	$8.14		$8.90	$9.17	$9.30	$10.24
Total Return[2]	(11.52)%[7,13]	(2.07	)%7	(1.28)%[7]	(1.40)%	(9.18)%[7]	2.81%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.86%[14]	1.88%		1.90%[11]	1.92%	1.92%[12]	1.91%
Ratio of expenses to average net assets (with offsets)	1.86%[14]	1.88%		1.90%[11]	1.92%	1.92%[12]	1.92%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	2.62%[14]	2.54%		2.65%[11]	2.65%	2.58%[12]	2.55%
Ratio of net investment loss to average net assets[2]	(1.38)%[14]	(1.35)%		(1.37)%[11]	(1.35)%	(1.47)%[12]	(1.39)%
Portfolio turnover	— [13]	—		—	—	12%	17%
Net assets at end of period (000’s omitted)	$9,977	$24,150		$58,165	$237,013	$362,659	$518,118

	For the six months ended April 30, 2015 (unaudited)	For the fiscal years ended October 31,					For the fiscal period ended October 31, 2010##
Service Class		2014		2013	2012	2011
Net Asset Value, Beginning of Period	$8.16	$8.93		$9.25	$9.36	$10.27	$9.97
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.04)	(0.09)		(0.09)	(0.10)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.84)	(0.06)		— #	(0.01)	(0.80)	0.40
Total income (loss) from investment operations	(0.88)	(0.15)		(0.09)	(0.11)	(0.91)	0.30
Less Distributions to Shareholders from:
Net investment income	—	(0.62)[10]		(0.23)[10]	—	—	—
Net realized gain on investments	(0.51)	—		—	—	—	—
Total distributions to shareholders	(0.51)	(0.62)		(0.23)	—	—	—
Net Asset Value, End of Period	$6.77	$8.16		$8.93	$9.25	$9.36	$10.27
Total Return[2]	(11.23)%[7,13]	(1.69)%[7]		(1.02)%	(1.18)%	(8.86)%	3.01%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	1.58%[14]	1.58%		1.60%[11]	1.62%	1.63%[12]	1.70%[14]
Ratio of expenses to average net assets (with offsets)	1.58%[14]	1.58%		1.60%[11]	1.62%	1.63%[12]	1.70%[14]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	2.34%[14]	2.24%		2.35%[11]	2.35%	2.29%[12]	2.36%[14]
Ratio of net investment loss to average net assets[2]	(1.08%)[14]	(1.06)%		(1.03)%[11]	(1.05)%	(1.18)%[12]	(1.17)%[14]
Portfolio turnover	— [13]	—		—	—	12%	17%[13]
Net assets at end of period (000’s omitted)	$8,726	$31,390		$39,060	$44,587	$43,870	$18,049

AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,				For the fiscal period ended
Institutional Class	(unaudited)	2014	2013	2012	2011	October 31, 2010##
Net Asset Value, Beginning of Period	$8.18	$8.96	$9.28	$9.38	$10.28	$9.97
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.08)	(0.08)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.85)	(0.06)	0.01	(0.02)	(0.80)	0.39
Total income (loss) from investment operations	(0.88)	(0.14)	(0.07)	(0.10)	(0.90)	0.31
Less Distributions to Shareholders from:
Net investment income	—	(0.64)[10]	(0.25)[10]	—	—	—
Net realized gain on investments	(0.51)	—	—	—	—
Total distributions to shareholders	(0.51)	(0.64)	(0.25)	—	(0.00)	(0.00)
Net Asset Value, End of Period	$6.79	$8.18	$8.96	$9.28	$9.38	$10.28
Total Return[2]	(11.31)%[7,13]	(1.62)%[7]	(0.77)%[7]	(1.07)%	(8.75)%[7]	3.11%[7,13]
Ratio of net expenses to average net assets (with offsets/reductions)	1.44%[14]	1.43%	1.45%[11]	1.47%	1.48%[12]	1.48%[14]
Ratio of expenses to average net assets (with offsets)	1.44%[14]	1.43%	1.45%[11]	1.47%	1.48%[12]	1.48%[14]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	2.19%[14]	2.09%	2.20%[11]	2.20%	2.14%[12]	2.14%[14]
Ratio of net investment loss to average net assets[2]	(0.93)%[14]	(0.91)%	(0.89)%[11]	(0.90)%	(1.03)%[12]	(0.95)%[14]
Portfolio turnover	— [13]	—	—	—	12%	17%[13]
Net assets at end of period (000’s omitted)	$3,856	$8,850	$21,613	$24,242	$31,045	$25,856

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended					For the fiscal
	April 30, 2015	For the fiscal years ended October 31,				period ended
Investor Class	(unaudited)	2014	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$13.84	$13.14	$13.36	$12.80	$12.73	$11.36
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.04	0.17	0.03	(0.04)	0.01	(0.07)
Net realized and unrealized gain on investments	0.58	0.53	0.13	1.11	0.62	1.44
Total income (loss) from investment operations	0.62	0.70	0.16	1.07	0.63	1.37
Less Distributions to Shareholders from:
Net investment income	(0.32)	—	(0.38)[10]	(0.51)[10]	(0.56)[10]	—
Net Asset Value, End of Period	$14.14	$13.84	$13.14	$13.36	$12.80	$12.73
Total Return[2]	4.64%[13]	5.33%	1.16%	8.67%[7]	5.23%[7]	12.06%[7,13]
Ratio of net expenses to average net assets (with offsets/reductions)	1.39%[14]	1.38%	1.41%[15]	1.44%	1.47%	1.46%[14]
Ratio of expenses to average net assets (with offsets)	1.39%[14]	1.38%	1.41%[15]	1.44%	1.47%	1.46%[14]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.49%[14]	1.52%	1.55%[15]	1.50%	1.49%	1.54%[14]
Ratio of net investment income (loss) to average net assets[2]	0.59%[14]	1.30%	0.25%[15]	(0.32)%	0.06%	(0.72)%[14]
Portfolio turnover	27%[13]	5%	36%	43%	80%	127%[13]
Net assets at end of period (000’s omitted)	$2,426	$2,228	$5,520	$13,043	$7,824	$6,517

	For the six
	months ended					For the fiscal
	April 30, 2015	For the fiscal years ended October 31,				period ended
Service Class	(unaudited)	2014	2013	2012	2011	October 31, 2010*
Net Asset Value, Beginning of Period	$13.98	$13.21	$13.44	$12.86	$12.77	$11.36
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.07	0.23	0.08	(0.02)	0.03	(0.04)
Net realized and unrealized gain on investments	0.58	0.54	0.14	1.15	0.62	1.45
Total income (loss) from investment operations	0.65	0.77	0.22	1.13	0.65	1.41
Less Distributions to Shareholders from:
Net investment income	(0.42)	—	(0.45)[10]	(0.55)[10]	(0.56)[10]	—
Net Asset Value, End of Period	$14.21	$13.98	$13.21	$13.44	$12.86	$12.77
Total Return[2]	4.80%[13]	5.83%	1.61%	9.11%	5.44%	12.41%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.98%[14]	0.96%	0.99%[15]	0.99%	1.15%	1.17%[14]
Ratio of expenses to average net assets (with offsets)	0.98%[14]	0.96%	0.99%[15]	0.99%	1.15%	1.17%[14]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.08%[14]	1.10%	1.13%[15]	1.08%	1.17%	1.25%[14]
Ratio of net investment income (loss) to average net assets[2]	1.06%[14]	1.72%	0.63%[15]	(0.14)%	0.24%	(0.43)%[14]
Portfolio turnover	27%[13]	5%	36%	43%	80%	127%[13]
Net assets at end of period (000’s omitted)	$2,344	$2,537	$5,844	$11,738	$1,103	$217

AMG FQ Global Risk-Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal year

	For the six
	months ended April 30, 2015	For the fiscal years ended October 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010**
Net Asset Value, Beginning of Period	$14.02	$13.23	$13.47	$12.88	$12.77	$11.16
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.08	0.24	0.10	0.03	0.08	(0.01)
Net realized and unrealized gain on investments	0.58	0.55	0.12	1.12	0.61	1.72
Total income (loss) from investment operations	0.66	0.79	0.22	1.15	0.69	1.71
Less Distributions to Shareholders from:
Net investment income	(0.43)	—	(0.46)[10]	(0.56)[10]	(0.58)[10]	(0.10)
Net Asset Value, End of Period	$14.25	$14.02	$13.23	$13.47	$12.88	$12.77
Total Return[2]	4.91%[7,13]	5.97%	1.61%	9.29%	5.70%[7]	15.41%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[14]	0.88%	0.91%[15]	0.94%	0.97%	0.97%
Ratio of expenses to average net assets (with offsets)	0.89%[14]	0.88%	0.91%[15]	0.94%	0.97%	0.97%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.99%[14]	1.02%	1.05%[15]	1.00%	0.99%	1.05%
Ratio of net investment income (loss) to average net assets[2]	1.13%[14]	1.76%	0.75%[15]	0.20%	0.64%	(0.09)%
Portfolio turnover	27%[13]	5%	36%	43%	80%	127%
Net assets at end of period (000’s omitted)	$72,881	$73,437	$88,419	$99,173	$86,935	$93,903

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	Rounds to less than $0.01 per share or 0.01%.
##	Commenced operations on January 1, 2010.
*	Investor Class and Service Class shares commenced operations on January 1, 2010.
**	Effective January 1, 2010, existing shares of AMG FQ Global Risk-Balanced Fund were reclassified and redesignated as Institutional Class shares.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively, and $0.16 and $0.21 for AMG FQ U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.025% and 0.024% of average net assets for the Investor Class and Institutional Class, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.01, and $0.05 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
[7]	The total return is based on the Financial Statement Net Asset Values as shown above.
[8]	Includes non-routine extraordinary expenses amounting to 0.022% and 0.023% of average net assets for the Investor Class, and Institutional Class, respectively.
[9]	Excludes tax expense for the fiscal year ended October 31, 2011, of $2,454 or 0.01%.
[10]	The per share income distribution shown for the Institutional, Service, and Investor Class shares represents income derived primarily from foreign currency gains. (See Note 1(d)) of Notes to Financial Statements.)
[11]	Includes non-routine extraordinary expenses amounting to 0.020%, 0.018% and 0.020% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes interest expense for the fiscal year ended October 31, 2011, of $62,878 or 0.01%.
[13]	Not annualized.
[14]	Annualized.
[15]	Includes non-routine extraordinary expenses amounting to 0.026%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[16]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.01 and $0.04 for AMG FQ Tax-Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively, and $0.06 and $0.08 for AMG FQ U.S. Equity Fund’s Investor Class and Institutional Class, respectively.

Notes to Financial Statements (unaudited)

April 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), AMG FQ U.S. Equity Fund (“U.S. Equity”), AMG FQ Global Alternatives Fund (“Global Alternatives”) and AMG FQ Global Risk-Balanced Fund (“Global Risk-Balanced”), each a “Fund” and collectively, the “Funds.”

Tax-Managed and U.S. Equity each offer two classes of shares: Investor Class and Institutional Class. Global Alternatives and Global Risk-Balanced each offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Global Alternatives is non-diversified. A greater percentage of the Fund’s holdings maybe focused in a smaller number of securities which may place the Fund at greater risk than a more diversifed fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter (“OTC”) market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except other ETF’s, which are valued the same as equity securities.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each

40

Notes to Financial Statements (continued)

business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2015, overdraft fees for U.S. Equity and Global Alternatives equaled $9 and $16, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization and temporary differences are due to wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.

Notes to Financial Statements (continued)

Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2014, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2015, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss
	Carryover Amounts		Expires
Fund	Short-Term	Long-Term	October 31,
Tax-Managed
(Pre-Enactment)	$14,308,121	—	2017
U.S. Equity
(Pre-Enactment)	$729,379	—	2017
Global Risk-Balanced
(Pre-Enactment)	$10,666,235	—	2017

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014, the capital stock transactions by class for Tax-Managed, U.S. Equity, Global Alternatives and Global Risk-Balanced were:

	Tax-Managed				U.S. Equity
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	295,271	$7,243,864	386,272	$8,486,117	407,864	$7,152,160	286,365	$4,693,895
Reinvestment of distributions	1,135	27,945	344	7,388	7,371	128,637	11,048	182,960
Cost of shares repurchased	(118,567)	(2,937,932)	(170,687)	(3,673,280)	(143,090)	(2,510,187)	(306,778)	(5,050,651)

Net Increase (Decrease)	177,839	$4,333,877	215,929	$4,820,225	272,145	$4,770,610	(9,365)	$(173,796)

Institutional Class:
Proceeds from sale of shares	306,999	$7,453,008	400,535	$8,695,253	191,600	$3,384,333	138,039	$2,237,936
Reinvestment of distributions	8,250	202,788	6,540	139,886	19,099	334,459	27,209	448,821
Cost of shares repurchased	(159,935)	(3,945,036)	(416,905)	(9,134,817)	(143,979)	(2,520,134)	(233,359)	(3,792,159)

Net Increase (Decrease)	155,314	$3,710,760	(9,830)	$(299,678)	66,720	$1,198,658	(68,111)	$(1,105,402)

Notes to Financial Statements (continued)

	Global Alternatives				Global Risk-Balanced
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	140,176	$1,012,211	653,168	$5,445,323	30,240	$420,978	86,533	$1,189,918
Reinvestment of distributions	101,483	738,793	382,414	3,143,440	3,650	48,688	—	—
Cost of shares repurchased	(1,728,247)	(13,305,554)	(4,606,759)	(38,006,355)	(23,299)	(321,849)	(345,704)	(4,665,337)

Net Increase (Decrease)	(1,486,588)	$(11,554,550)	(3,571,177)	$(29,417,592)	10,591	$147,817	(259,171)	$(3,475,419)

Service Class:
Proceeds from sale of shares	1,655,620	$12,772,829	1,513,774	$12,457,664	9,883	$141,165	94,233	$1,331,001
Reinvestment of distributions	278,256	2,031,268	281,457	2,313,572	5,497	73,547	—	—
Cost of shares repurchased	(4,491,230)	(31,606,841)	(2,320,808)	(19,361,407)	(31,991)	(443,198)	(355,211)	(4,688,878)

Net Decrease	(2,557,354)	$(16,802,744)	(525,577)	$(4,590,171)	(16,611)	$(228,486)	(260,978)	$(3,357,877)

Institutional Class:
Proceeds from sale of shares	31,114	$221,085	1,710,466	$14,093,245	82,236	$1,151,693	187,750	$2,519,242
Reinvestment of distributions	72,378	529,808	168,735	1,388,688	162,499	2,179,111	—	—
Cost of shares repurchased	(617,412)	(4,325,394)	(3,210,880)	(26,449,200)	(368,105)	(5,116,261)	(1,631,080)	(21,848,655)

Net Decrease	(513,920)	$(3,574,501)	(1,331,679)	$(10,967,267)	(123,370)	$(1,785,457)	(1,443,330)	$(19,329,413)

At April 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Tax-Managed - one owns 18% and Global Alternatives - three collectively own 54%.Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2015, the market value of repurchase agreements outstanding for Tax-Managed, U. S. Equity, Global Alternatives and Global Risk-Balanced was $1,222,632, $901,856, $18 and $2,266,634, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as Investment Manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolios are managed by First Quadrant,

Notes to Financial Statements (continued)

L.P. (“First Quadrant”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in First Quadrant.

Tax-Managed is obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.85% of the average daily net assets of the Fund. Under the Investment Management Agreement with the Tax-Managed Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a reimbursement agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity, Global Alternatives and Global Risk-Balanced are obligated by the Investment Management Agreement to pay a management fee to the Investment Manager at the annual rate of 0.35%, 1.70% and 0.60%, respectively, of the average daily net assets of the applicable Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as subadvisor.

The Investment Manager has contractually agreed, through at least March 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Tax-Managed, U.S. Equity, Global Alternatives and Global Risk-Balanced to 0.99%, 0.79%, 1.44% and 0.89%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of the Fund or a successor fund, by mutual agreement of the Investment Manager and the Trust’s Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Funds’ contractual expense limitation amount.

For the six months ended April 30, 2015, each Fund’s components of reimbursement available are detailed in the following chart:

	Tax-Managed	U.S. Equity
Reimbursement Available - 10/31/14	$129,265	$82,645
Additional Reimbursements	4,655	142
Repayments	(3,979)	(12,882)
Expired Reimbursements	(37,653)	(19,523)

Reimbursement Available - 4/30/15	$92,288	$50,382

		Global
	Global	Risk-
	Alternatives	Balanced
Reimbursement Available - 10/31/14	$4,280,536	$305,969
Additional Reimbursements	182,081	38,849
Repayments	—	—
Expired Reimbursements	(1,496,067)	(6,629)

Reimbursement Available - 4/30/15	$2,966,550	$338,189

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended April 30, 2015, the management fee for Global Risk-Balanced was reduced by $1,531 or 0.002%.

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Notes to Financial Statements (continued)

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Funds’ average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2015 were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Allowed	Incurred
Tax-Managed
Investor Class	n/a	n/a
U.S. Equity
Investor Class	n/a	n/a

	Maximum	Actual
	Amount	Amount
Fund	Allowed	Incurred
Global Alternatives
Investor Class	0.20%	0.17%
Service Class	0.25%	0.14%
Global Risk-Balanced
Investor Class	0.25%	0.25%
Service Class	0.25%	0.09%

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2015, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Global Alternatives lent $1,473,139 for one day earning interest of $25 and Global Risk-Balanced lent varying amounts not exceeding $3,248,316, for five days earning interest of $168. The interest amount is included in the Statement of Operations as interest income. At April 30, 2015, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2015, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Tax-Managed	$26,643,660	$18,914,467
U.S. Equity	57,639,589	53,040,426
Global Alternatives	—	11,776,437
Global Risk-Balanced	14,538,446	17,083,759

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end

Notes to Financial Statements (continued)

of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2015, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Tax-Managed	$1,209,867	$1,222,632
U.S. Equity	893,718	901,856
Global Risk-Balanced	2,222,011	2,266,634

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedules of Portfolio Investments. For six months ended April 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	U.S. Equity	Global Alternatives	Global Risk-Balanced
Financial futures contracts:
Average number of contracts purchased	2	413	758
Average number of contracts sold	—	478	—
Average notional value of contracts purchased	$202,623	$52,324,990	$82,580,979
Average notional value of contracts sold	—	$62,811,295	—
Foreign currency exchange contracts:
Average U.S. dollar amounts purchased/sold	—	$567,159,814	—
Options:
Average notional value of option contracts purchased	$502,199	—	$492,006
Average notional value of option contracts written	$748,634	—	$736,225

8. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended April 30, 2015, Global Alternatives invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts are realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9. FUTURES CONTRACTS

U.S. Equity entered into equity index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Alternatives and Global Risk-Balanced entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized

Notes to Financial Statements (continued)

gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10. OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. U.S. Equity and Global Risk-Balanced, as writer of written options, bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11. EXCHANGE TRADED NOTES

Global Risk-Balanced invests in Exchange Traded Notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. There are no periodic interest payments, and principal is not protected. The Fund could lose some or all of the amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays the Fund a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets that they use. As a means to obtain commodity exposure, the Fund invests in ETNs linked to commodity indices. The Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors.

12. MARKET, CREDIT AND COUNTERPARTY RISKS

In the normal course of business, Global Alternatives and Global Risk-Balanced invest in securities and enter into transactions where risks exist due to market fluctuations and are exposed to credit risk with parties with whom it trades (issuers or counterparties). Market prices of investments held by the Funds may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. Each Fund may be exposed to credit or counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default or not perform under the contract.

The Fund minimizes credit risk and counterparty risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and the respective counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of the ISDA Master Agreement, which requires accelerated settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

13. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

47

Notes to Financial Statements (continued)

The following tables are a summary of the Funds’ open repurchase agreements and derivative instruments that are subject to a master netting agreements as of April 30, 2015:

		Gross Amount Not Offset in the
	Net Amounts of Assets	Statement of Assets and Liabilities
Fund	Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Tax-Managed
Daiwa Capital Markets America	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	222,632	222,632	—	—

Total	$1,222,632	$1,222,632	—	—

U.S. Equity
Daiwa Capital Markets America	$901,856	$901,856	—	—

Total	$901,856	$901,856	—	—

Global Alternatives
Daiwa Capital Markets America	$18	$18	—	—
Goldman Sachs & Co.	3,755,194	3,755,194	—	—
Morgan Stanley & Company LLC	4,265,825	4,164,865	—	$100,960

Total	$8,021,037	$7,920,077	—	$100,960

Global Risk-Balanced
Cantor Fitzgerald Securities, Inc.	$266,634	$266,634	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$2,266,634	$2,266,634	—	—

		Gross Amount Not Offset in the
	Net Amounts of Liabilities	Statement of Assets and Liabilities
Fund	Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Pledged	Net Amount
Global Alternatives
Goldman Sachs & Co.	$5,971,642	$3,755,194	$2,216,448	—
Morgan Stanley & Company LLC	4,164,865	4,164,865	—	—

Total	$10,136,507	$7,920,059	$2,216,448	—

14. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International

    Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return

    Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

    Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital

    Appreciation

AMG Managers Cadence Emerging

    Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging

    Opportunities

Lord, Abbett & Co.LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro

    Cap Growth

Essex Investment Management Co.,

    LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special

    Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co.LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income

    Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate

    Duration Government

AMG Managers Short Duration

    Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	June 23, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	June 23, 2015